UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2014 – AUGUST 31, 2014

                                         (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

August 31, 2014

AMG Systematic Large Cap Value Fund

(formerly Systematic Value Fund)

Investor Class: MSYAX     |     Institutional Class: MSYSX

AMG Systematic Mid Cap Value Fund

Investor Class: SYAMX     |     Service Class: SYCSX     |     Institutional Class: SYIMX

www.amgfunds.com |	SAR007-0814

AMG Funds

Semi-Annual Report—August 31, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Systematic Large Cap Value Fund	4
AMG Systematic Mid Cap Value Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2014	Expense Ratio for the Period	Beginning Account Value 3/01/14	Ending Account Value 8/31/14	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$1,086	$5.57
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.40

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,088	$4.26
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.13
AMG Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.05%	$1,000	$1,064	$5.46
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.34

Service Class
Based on Actual Fund Return	0.90%	$1,000	$1,065	$4.69
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,021	$4.59

Institutional Class
Based on Actual Fund Return	0.80%	$1,000	$1,065	$4.16
Hypothetical (5% return before expenses)	0.80%	$1,000	$1,021	$4.07

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance (unaudited)

Periods ended August 31, 2014

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended August 31, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Systematic Large Cap Value Fund[2,3]
Investor Class	8.62%	23.64%	15.34%	—	5.93%	02/28/06
Institutional Class	8.77%	23.91%	15.62%	8.07%	7.55%	04/01/02

Russell 1000® Value Index[4]	9.67%	24.43%	16.62%	8.23%	7.40%	04/01/02	†
AMG Systematic Mid Cap Value Fund[2,3,5]
Investor Class	6.38%	22.95%	16.92%	—	8.24%	12/21/06
Service Class	6.50%	23.07%	—	—	24.41%	11/30/12
Institutional Class	6.49%	23.16%	17.22%	—	8.50%	12/21/06

Russell Midcap® Value Index[6]	8.55%	27.20%	19.45%	10.92%	7.84%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of August 31, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.
[5]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patters, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[6]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Value Index and the Russell Midcap® Value Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund**	Russell 1000® Value Index
Financials	27.4%	16.8%
Health Care	13.0%	13.3%
Information Technology	12.5%	18.9%
Energy	11.7%	9.8%
Industrials	9.5%	11.1%
Consumer Discretionary	6.8%	12.5%
Materials	6.4%	3.8%
Consumer Staples	4.5%	8.5%
Utilities	3.3%	3.0%
Telecommunication Services	3.3%	2.3%
Other Assets and Liabilities	1.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Exxon Mobil Corp.*	3.0%
Bank of America Corp.*	2.9
General Electric Co.*	2.7
The PNC Financial Services Group, Inc.*	2.6
JPMorgan Chase & Co.*	2.5
MetLife, Inc.*	2.3
Hewlett-Packard Co.*	2.2
Merck & Co., Inc.*	2.1
Fifth Third Bancorp*	1.9
Aetna, Inc.*	1.8

Top Ten as a Group	24.0%

*	Top Ten Holding at February 28, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—6.8%
CBS Corp., Class B	4,750	$281,628
Columbia Sportswear Co.	2,295	174,787
Comcast Corp., Class A	10,810	591,631
Gannett Co., Inc.	10,700	361,232
General Motors Co.	17,350	603,780
The Goodyear Tire & Rubber Co.	16,750	434,997
Lear Corp.	3,210	324,627
Macy’s, Inc.	7,700	479,633
Magna International, Inc.	2,455	278,569
Total Consumer Discretionary		3,530,884
Consumer Staples—4.5%
CVS Caremark Corp.	6,880	546,616
The Kroger Co.	5,045	257,194
Molson Coors Brewing Co., Class B	3,720	275,094
Mondelez International, Inc., Class A	6,625	239,759
Rite Aid Corp.*	76,000	472,720
Tyson Foods, Inc., Class A	15,075	573,754
Total Consumer Staples		2,365,137
Energy—11.7%
Cameron International Corp.*	2,550	189,542
Chesapeake Energy Corp.	33,050	898,960
Cimarex Energy Co.	2,555	370,884
ConocoPhillips	7,125	578,692
Devon Energy Corp.	6,900	520,398
Exxon Mobil Corp.	15,610	1,552,571
Occidental Petroleum Corp.	5,960	618,231
Royal Dutch Shell PLC, ADR	3,770	305,257
Seventy Seven Energy, Inc.*	1	10
Valero Energy Corp.	13,950	755,253
Weatherford International PLC*	14,525	344,097
Total Energy		6,133,895
Financials—27.4%
The Allstate Corp.	9,005	553,717
American International Group, Inc.	7,350	412,041
Annaly Capital Management, Inc.	39,029	464,445
AvalonBay Communities, Inc.	3,820	588,662
Bank of America Corp.	95,300	1,533,377
Capital One Financial Corp.	6,435	528,056
CBL & Associates Properties, Inc.	18,650	354,350

	Shares	Value
CIT Group, Inc.	6,925	$332,123
Citigroup, Inc.	14,550	751,508
Discover Financial Services	11,125	693,866
Fifth Third Bancorp	48,975	999,335
Genworth Financial, Inc., Class A*	23,425	332,401
The Hartford Financial Services Group, Inc.	6,575	243,604
Huntington Bancshares, Inc.	42,775	421,120
JPMorgan Chase & Co.	22,045	1,310,575
MetLife, Inc.	21,725	1,189,226
Morgan Stanley	10,900	373,979
The PNC Financial Services Group, Inc.	15,660	1,327,185
Raymond James Financial, Inc.	6,700	366,088
Regions Financial Corp.	47,950	486,692
SVB Financial Group*	3,070	341,752
Voya Financial, Inc.	11,225	438,785
Wells Fargo & Co.	5,000	257,200
Total Financials		14,300,087
Health Care—13.0%
AbbVie, Inc.	11,000	608,080
Aetna, Inc.	11,615	953,940
Agilent Technologies, Inc.	7,950	454,422
Boston Scientific Corp.*	40,900	518,612
Bristol-Myers Squibb Co.	4,975	251,984
Eli Lilly & Co.	3,965	252,015
Gilead Sciences, Inc.*	4,255	457,753
HCA Holdings, Inc.*	3,975	277,534
Mallinckrodt PLC*	4,930	401,746
Merck & Co., Inc.	18,400	1,106,024
Pfizer, Inc.	17,525	515,060
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	12,750	669,630
Thermo Fisher Scientific, Inc.	2,845	341,997
Total Health Care		6,808,797
Industrials—9.5%
American Airlines Group, Inc.	12,625	491,239
Caterpillar, Inc.	4,185	456,458
Delta Air Lines, Inc.	12,925	511,571
General Dynamics Corp.	2,345	289,021
General Electric Co.	54,650	1,419,807
Norfolk Southern Corp.	2,585	276,595
Northrop Grumman Corp.	2,355	299,603

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—9.5% (continued)
Pitney Bowes, Inc.	12,050	$326,073
Southwest Airlines Co.	14,075	450,541
United Continental Holdings, Inc.*	9,655	459,675
Total Industrials		4,980,583
Information Technology—12.5%
Amdocs, Ltd.	5,450	256,695
Apple, Inc.	3,215	329,538
Cisco Systems, Inc.	9,950	248,651
Citrix Systems, Inc.*	2,910	204,457
Electronic Arts, Inc.*	5,950	225,148
Hewlett-Packard Co.	29,875	1,135,250
Intel Corp.	24,350	850,302
Lam Research Corp.	4,305	309,573
Micron Technology, Inc.*	24,850	810,110
NetApp, Inc.	6,850	288,796
NXP Semiconductor N.V.*	7,055	483,409
Skyworks Solutions, Inc.	4,455	252,420
Symantec Corp.	10,675	259,189
Western Digital Corp.	5,770	594,368
Xerox Corp.	21,525	297,260
Total Information Technology		6,545,166
Materials—6.4%
Alcoa, Inc.	14,525	241,260
Barrick Gold Corp.	29,950	550,781
The Dow Chemical Co.	9,250	495,337
Freeport-McMoRan, Inc.	18,300	665,571
LyondellBasell Industries N.V., Class A	6,675	763,286
Newmont Mining Corp.	14,900	403,641
United States Steel Corp.	5,375	207,744
Total Materials		3,327,620
Telecommunication Services—3.3%
AT&T, Inc.	19,000	664,240

	Shares	Value
Frontier Communications Corp.	30,525	$207,570
Level 3 Communications, Inc.*	7,575	340,572
Sprint Corp.*,1	44,175	247,822
Verizon Communications, Inc.	4,755	236,894
Total Telecommunication Services		1,697,098
Utilities—3.3%
AES Corp.	41,600	631,488
Duke Energy Corp.	7,975	590,070
Exelon Corp.	15,500	518,010
Total Utilities		1,739,568
Total Common Stocks (cost $39,518,488)		51,428,835

	Principal Amount
Short-Term Investments—1.6%
Repurchase Agreements—0.0%#,2
J.P. Morgan Securities LLC., dated 08/29/14,due 09/02/14, 0.040%, total to be received $14,412 (collateralized by various U.S. Government Agency Obligations, 0.125%—3.875%, 01/15/15—02/15/43,totaling $14,700)	$14,412	14,412

	Shares
Other Investment Companies—1.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	830,421	830,421
Total Short-Term Investments (cost $844,833)		844,833
Total Investments—100.0% (cost $40,363,321)		52,273,668
Other Assets, less Liabilities—0.0%		(3,657)
Net Assets—100.0%		$52,270,011

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	25.9%	32.1%
Information Technology	12.4%	10.8%
Industrials	12.2%	9.7%
Consumer Discretionary	9.5%	10.0%
Health Care	8.3%	9.1%
Utilities	8.2%	11.7%
Energy	7.9%	5.9%
Materials	7.0%	7.1%
Consumer Staples	4.2%	3.2%
Telecommunication Services	2.7%	0.4%
Other Assets and Liabilities	1.7%	0.0%

**	As a percentage of net assets.

TOP 10 HOLDINGS

Security Name	% of Net Assets
Level 3 Communications, Inc.	2.7%
BioMed Realty Trust, Inc.	2.2
Raymond James Financial, Inc.*	2.2
Atmos Energy Corp.*	2.1
Ameren Corp.*	2.1
Allison Transmission Holdings, Inc.	2.1
Liberty Property Trust*	1.9
CBRE Group, Inc., Class A	1.8
Precision Drilling Corp.	1.8
Invesco, Ltd.*	1.6

Top Ten as a Group	20.5%

*	Top Ten Holding at February 28, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2014

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—9.5%
American Eagle Outfitters, Inc.	184,075	$2,591,776
Deckers Outdoor Corp.*	31,710	2,924,930
Foot Locker, Inc.	134,190	7,529,401
Gannett Co., Inc.	256,225	8,650,156
Hanesbrands, Inc.	50,250	5,159,670
Macy’s, Inc.	148,200	9,231,378
Magna International, Inc.[1]	60,675	6,884,792
MGM Resorts International*	302,175	7,394,222
Royal Caribbean Cruises, Ltd.	128,838	8,214,711
Starz, Class A*	208,975	6,538,828
The Wendy’s Co.	637,350	5,194,402
Total Consumer Discretionary		70,314,266
Consumer Staples—4.2%
Molson Coors Brewing Co., Class B	136,055	10,061,267
Pinnacle Foods, Inc.	137,900	4,462,444
Rite Aid Corp.*	1,001,575	6,229,797
Tyson Foods, Inc., Class A	265,075	10,088,754
Total Consumer Staples		30,842,262
Energy—7.9%
Chesapeake Energy Corp.	83,900	2,282,080
Cimarex Energy Co.	78,805	11,439,334
Encana Corp.	369,800	8,516,494
PBF Energy, Inc., Class A	248,575	7,062,016
Precision Drilling Corp.	1,029,600	13,086,216
Weatherford International PLC*	247,775	5,869,790
Whiting Petroleum Corp.*	113,360	10,503,938
Total Energy		58,759,868
Financials—25.9%
Allied World Assurance Co. Holdings AG	158,504	5,863,063
BioMed Realty Trust, Inc.	746,600	16,761,170
Brandywine Realty Trust	227,555	3,645,431
CBL & Associates Properties, Inc.	152,750	2,902,250
CBRE Group, Inc., Class A*	415,358	13,200,077
CIT Group, Inc.	145,559	6,981,010
Discover Financial Services	70,585	4,402,386
DuPont Fabros Technology, Inc.	352,275	9,920,064
Genworth Financial, Inc., Class A*	400,725	5,686,288
The Hartford Financial Services Group, Inc.	197,000	7,298,850
HCC Insurance Holdings, Inc.	105,550	5,292,277

	Shares	Value
Invesco, Ltd.	290,425	$11,860,957
KeyCorp	562,125	7,650,521
Liberty Property Trust	395,050	13,992,671
Lincoln National Corp.	160,375	8,827,040
Raymond James Financial, Inc.	295,380	16,139,563
Regions Financial Corp.	545,025	5,532,004
Sunstone Hotel Investors, Inc.	688,131	10,026,069
SunTrust Banks, Inc.	114,070	4,343,786
Validus Holdings, Ltd.	81,625	3,192,354
Voya Financial, Inc.	292,300	11,426,007
Webster Financial Corp.	399,675	11,790,413
XL Group PLC	130,675	4,466,471
Total Financials		191,200,722
Health Care—8.3%
Aetna, Inc.	40,155	3,297,930
The Cooper Cos., Inc.	22,760	3,710,563
HCA Holdings, Inc.*	123,584	8,628,635
Hologic, Inc.*	348,898	8,677,093
Mallinckrodt PLC*	73,475	5,987,478
MEDNAX, Inc.*	94,495	5,409,839
Quintiles Transnational Holdings, Inc.*	121,210	6,802,305
Universal Health Services, Inc., Class B	56,825	6,503,053
WellPoint, Inc.	50,045	5,830,743
Zimmer Holdings, Inc.	69,244	6,876,622
Total Health Care		61,724,261
Industrials—12.2%
AerCap Holdings N.V.*	60,515	2,871,437
Alliant Techsystems, Inc.	20,740	2,613,240
Allison Transmission Holdings, Inc.	503,164	15,437,072
American Airlines Group, Inc.	166,340	6,472,289
Con-way, Inc.	122,885	6,297,856
Delta Air Lines, Inc.	141,200	5,588,696
GATX Corp.	171,655	11,375,577
Huntington Ingalls Industries, Inc.	28,398	2,899,720
ITT Corp.	187,565	8,976,861
Manpowergroup, Inc.	46,290	3,591,178
Pitney Bowes, Inc.	185,100	5,008,806
Quanta Services, Inc.*	63,790	2,318,129
RR Donnelley & Sons Co.	318,675	5,630,987
Stanley Black & Decker, Inc.	76,064	6,959,856

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—12.2% (continued)
Trinity Industries, Inc.	83,040	$4,017,475
Total Industrials		90,059,179
Information Technology—12.4%
ARRIS Group, Inc.*	151,925	4,650,424
CommScope Holding Co., Inc.*	170,875	4,401,740
Electronic Arts, Inc.*	176,560	6,681,030
F5 Networks, Inc.*	49,550	6,153,615
First Solar, Inc.*	85,755	5,975,408
GT Advanced Technologies, Inc.*	473,450	8,432,145
Integrated Device Technology, Inc.*	146,350	2,407,457
Lam Research Corp.	74,695	5,371,317
Micron Technology, Inc.*	127,600	4,159,760
NetApp, Inc.	88,700	3,739,592
NXP Semiconductor N.V.*	116,575	7,987,719
ON Semiconductor Corp.*	721,975	7,046,476
Skyworks Solutions, Inc.	111,100	6,294,926
TiVo, Inc.*	524,400	7,388,796
Western Digital Corp.	108,825	11,210,063
Total Information Technology		91,900,468
Materials—7.0%
Alcoa, Inc.	713,825	11,856,633
Allegheny Technologies, Inc.	205,295	8,657,290
Celanese Corp., Series A	116,825	7,306,235
Graphic Packaging Holding Co.*	243,225	3,110,848
Huntsman Corp.	355,575	9,561,412
Stillwater Mining Co.*,1	587,463	10,903,313
Total Materials		51,395,731
Telecommunication Services—2.7%
Level 3 Communications, Inc.*	443,377	19,934,230
Utilities—8.2%
AES Corp.	246,525	3,742,250
Ameren Corp.	389,575	15,579,104
Atmos Energy Corp.	310,925	15,720,368
CMS Energy Corp.	204,750	6,253,065
DTE Energy Co.	98,895	7,738,534
NRG Energy, Inc.	139,950	4,307,661
Portland General Electric Co.	218,500	7,531,695
Total Utilities		60,872,677
Total Common Stocks (cost $636,754,609)		727,003,664

	Principal Amount	Value
Short-Term Investments—1.3%
Repurchase Agreements—0.1%[2]
Citigroup Global Markets, Inc., dated 08/29/14, due 09/02/14, 0.040%, total to be received $221,276 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.125%, 02/15/15 - 02/15/44, totaling $225,701)	$221,275	$221,275
Goldman Sachs & Co., dated 08/29/14, due 09/02/14, 0.050%, total to be received $1,000,006 (collateralized by various U.S. Government Agency Obligations, 0.569% - 6.000%, 05/01/24 - 09/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,221,275

	Shares
Other Investment Companies—1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	8,636,883	8,636,883
Total Short-Term Investments (cost $9,858,158)		9,858,158
Total Investments—99.6% (cost $646,612,767)		736,861,822
Other Assets, less Liabilities—0.4%		2,677,000
Net Assets—100.0%		$739,538,822

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$40,686,095	$11,861,107	$(273,534)	$11,587,573
AMG Systematic Mid Cap Value Fund	648,858,929	93,019,871	(5,016,978)	88,002,893

#	Rounds to less than 0.1%
*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of August 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$13,584	0.03%
AMG Systematic Mid Cap Value Fund	1,194,754	0.16%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the August 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of August 31, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$51,428,835	—	—	$51,428,835
Short-Term Investments
Repurchase Agreements	—	$14,412	—	14,412
Other Investment Companies	830,421	—	—	830,421

Total Investments in Securities	$52,259,256	$14,412	—	$52,273,668

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$727,003,664	—	—	$727,003,664
Short-Term Investments
Repurchase Agreements	—	$1,221,275	—	1,221,275
Other Investment Companies	8,636,883	—	—	8,636,883

Total Investments in Securities	$735,640,547	$1,221,275	—	$736,861,822

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

August 31, 2014

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund
Assets:
Investments at value* (including securities on loan valued at $13,584 and $1,194,754, respectively)	$52,273,668	$736,861,822
Receivable for investments sold	871,851	9,977,241
Dividends, interest and other receivables	88,240	678,882
Receivable for Fund shares sold	42,961	1,665,288
Receivable from affiliate	3,086	—
Prepaid expenses	19,870	43,936
Total assets	53,299,676	749,227,169
Liabilities:
Payable for investments purchased	908,273	6,388,555
Payable for Fund shares repurchased	38,577	1,525,116
Payable upon return of securities loaned	14,412	1,221,275
Accrued expenses:
Investment advisory and management fees	30,338	456,217
Shareholder servicing fees—Service Class	—	70
Distribution fees—Investor Class	4,222	19,550
Trustee fees and expenses	321	3,405
Other	33,522	74,159
Total liabilities	1,029,665	9,688,347
Net Assets	$52,270,011	$739,538,822
Net Assets Represent:
Paid-in capital	$34,169,996	$603,693,118
Undistributed net investment income	331,289	2,661,824
Accumulated net realized gain from investments	5,858,379	42,934,823
Net unrealized appreciation of investments	11,910,347	90,249,057
Net Assets	$52,270,011	$739,538,822
Investor Class:
Net Assets	$20,424,189	$93,709,037
Shares outstanding	1,528,494	6,240,983
Net asset value, offering and redemption price per share	$13.36	$15.02
Service Class:
Net Assets	n\a	$979,544
Shares outstanding	n\a	64,999
Net asset value, offering and redemption price per share	n\a	$15.07
Institutional Class:
Net Assets	$31,845,822	$644,850,241
Shares outstanding	2,378,044	42,732,368
Net asset value, offering and redemption price per share	$13.39	$15.09
* Investments at cost	$40,363,321	$646,612,767

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended August 31, 2014

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$486,123	$5,029,466
Securities lending income	1,856	27,877
Foreign withholding tax	(3,672)	(33,699)
Total investment income	484,307	5,023,644
Expenses:
Investment advisory and management fees	184,299	2,578,254
Distribution fees—Investor Class	25,239	93,081
Shareholder servicing fees—Service Class	—	121
Professional fees	14,516	26,642
Registration fees	12,057	37,138
Transfer agent	6,371	14,429
Reports to shareholders	5,921	45,175
Custodian	5,492	24,162
Trustees fees and expenses	1,109	14,512
Miscellaneous	1,319	8,579
Total expenses before offsets	256,323	2,842,093
Expense reimbursements	(17,669)	—
Expense reductions	(16,760)	(401,189)
Net expenses	221,894	2,440,904
Net investment income	262,413	2,582,740
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,719,443	18,348,996
Net change in unrealized appreciation (depreciation) of investments	1,344,713	22,518,768
Net realized and unrealized gain	4,064,156	40,867,764
Net increase in net assets resulting from operations	$4,326,569	$43,450,504

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2014 (unaudited) and the fiscal year ended February 28, 2014

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	August 31, 2014	February 28, 2014	August 31, 2014	February 28, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$262,413	$641,588	$2,582,740	$3,823,186
Net realized gain on investments	2,719,443	12,202,849	18,348,996	75,253,727
Net change in unrealized appreciation (depreciation) of investments	1,344,713	597,991	22,518,768	22,532,862
Net increase in net assets resulting from operations	4,326,569	13,442,428	43,450,504	101,609,775
Distributions to Shareholders:
From net investment income:
Investor Class	—	(267,257)	—	(271,185)
Service Class	—	—	—	(774)
Institutional Class	—	(455,210)	—	(4,278,984)
From net realized gain on investments:
Investor Class	—	(2,648,072)	—	(4,642,632)
Service Class	—	—	—	(10,062)
Institutional Class	—	(3,650,268)	—	(54,103,019)
Total distributions to shareholders	—	(7,020,807)	—	(63,306,656)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(4,685,365)	(22,708,137)	71,610,921	235,426,269
Total increase (decrease) in net assets	(358,796)	(16,286,516)	115,061,425	273,729,388
Net Assets:
Beginning of period	52,628,807	68,915,323	624,477,397	350,748,009
End of period	$52,270,011	$52,628,807	$739,538,822	$624,477,397
End of period undistributed net investment income	$331,289	$68,876	$2,661,824	$79,084

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2014	For the fiscal year ended
		February 28,	February 28,	February 29,	February 28,	February 28,
Investor Class	(unaudited)	2014	2013*	2012	2011	2010
Net Asset Value, Beginning of Period	$12.30	$11.12	$10.05	$10.47	$8.46	$5.54
Income from Investment Operations:
Net investment income	0.05 [1]	0.12 [1]	0.13 [1,4]	0.10	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.01 [1]	2.79 [1]	1.09 [1]	(0.43)	2.01	2.93
Total from investment operations	1.06	2.91	1.22	(0.33)	2.05	2.98
Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.15)	(0.09)	(0.04)	(0.06)
Net realized gain on investments	—	(1.57)	—	—	—	—
Total distributions to shareholders	—	(1.73)	(0.15)	(0.09)	(0.04)	(0.06)
Net Asset Value, End of Period	$13.36	$12.30	$11.12	$10.05	$10.47	$8.46
Total Return[2]	8.62%[14]	26.32%	12.21%	(3.04)%	24.22%	53.81%
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%[15]	1.05%[5]	1.02%[6]	1.03%[7]	1.09%	1.12%
Ratio of expenses to average net assets (with offsets)	1.06%[15]	1.07%[5]	1.07%[6]	1.11%	1.15%	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.13%[15]	1.15%[5]	1.15%[6]	1.16%	1.15%	1.15%
Ratio of net investment income to average net assets[2]	0.84%[15]	0.98%[5]	1.26%[6]	0.81%	0.37%	0.72%
Portfolio turnover	40%	103%	101%	100%	132%	135%
Net assets at end of period (000’s omitted)	$20,424	$19,732	$28,153	$28,911	$56,153	$64,147

	For the six months ended August 31, 2014	For the fiscal year ended
		February 28,	February 28,	February 29,	February 28,	February 28,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.31	$11.13	$10.06	$10.50	$8.48	$5.55
Income from Investment Operations:
Net investment income	0.07 [1]	0.15 [1]	0.15 [1,4]	0.14	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.01 [1]	2.80 [1]	1.09 [1]	(0.46)	2.02	2.95
Total from investment operations	1.08	2.95	1.24	(0.32)	2.08	3.01
Distributions to Shareholders from:
Net investment income	—	(0.20)	(0.17)	(0.12)	(0.06)	(0.08)
Net realized gain on investments	—	(1.57)	—	—	—	—
Total distributions to shareholders	—	(1.77)	(0.17)	(0.12)	(0.06)	(0.08)
Net Asset Value, End of Period	$13.39	$12.31	$11.13	$10.06	$10.50	$8.48
Total Return[2]	8.77%[14]	26.71%[8]	12.49%[8]	(2.87)%	24.58%	54.22%
Ratio of net expenses to average net assets (with offsets/reductions)	0.75%[15]	0.80%[5]	0.77%[6]	0.78%[7]	0.84%	0.87%
Ratio of expenses to average net assets (with offsets)	0.81%[15]	0.82%[5]	0.82%[6]	0.84%	0.90%	0.90%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.88%[15]	0.90%[5]	0.90%[6]	0.91%	0.90%	0.90%
Ratio of net investment income to average net assets[2]	1.09%[15]	1.23%[5]	1.51%[6]	1.06%	0.63%	0.96%
Portfolio turnover	40%	103%	101%	100%	132%	135%
Net assets at end of period (000’s omitted)	$31,846	$32,897	$40,762	$42,766	$70,543	$58,486

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2014 (unaudited)	For the fiscal year ended
Investor Class		February 28, 2014	February 28, 2013*	February 29, 2012	February 28, 2011	February 28, 2010
Net Asset Value, Beginning of Period	$14.12	$12.62	$11.18	$11.91	$9.28	$6.08
Income from Investment Operations:
Net investment income	0.04 [1]	0.08 [1,9]	0.11 [1,10]	0.07	0.01	0.04
Net realized and unrealized gain (loss) on investments	0.86 [1]	2.98 [1]	1.42 [1]	(0.33)	2.78	3.20
Total from investment operations	0.90	3.06	1.53	(0.26)	2.79	3.24
Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.09)	(0.04)	(0.04)	(0.04)
Net realized gain on investments	—	(1.47)	—	(0.43)	(0.12)	—
Total distributions to shareholders	—	(1.56)	(0.09)	(0.47)	(0.16)	(0.04)
Net Asset Value, End of Period	$15.02	$14.12	$12.62	$11.18	$11.91	$9.28
Total Return[2]	6.38%[14]	24.38%	13.77%	(1.73)%	30.22%	53.36%
Ratio of net expenses to average net assets (with offsets/reductions)	0.93%[15]	1.07%[11]	1.10%[12]	1.09%[13]	1.17%	1.20%
Ratio of expenses to average net assets (with offsets)	1.05%[15]	1.08%[11]	1.12%[12]	1.11%	1.20%	1.23%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[15]	1.08%[11]	1.12%[12]	1.13%	1.20%	1.24%
Ratio of net investment income to average net assets[2]	0.53%[15]	0.58%[11]	0.94%[12]	0.66%	0.31%	0.68%
Portfolio turnover	70%	153%	118%	114%	148%	171%
Net assets at end of period (000’s omitted)	$93,709	$52,464	$32,654	$26,677	$22,534	$11,719

Service Class	For the six months ended August 31, 2014 (unaudited)	For the fiscal year ended February 28, 2014	For the fiscal period December 1, 2012 through February 28, 2013**
Net Asset Value, Beginning of Period	$14.15	$12.66	$11.57
Income from Investment Operations:
Net investment income	0.07 [1]	0.11 [1,9]	0.04 [1,10]
Net realized and unrealized gain on investments	0.85 [1]	2.97 [1]	1.17 [1]
Total from investment operations	0.92	3.08	1.21
Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.12)
Net realized gain on investments	—	(1.48)	—
Total distributions to shareholders	—	(1.59)	(0.12)
Net Asset Value, End of Period	$15.07	$14.15	$12.66
Total Return[2]	6.50%[14]	24.50%	10.53%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.78%[15]	0.86%[11]	0.86%[12,15]
Ratio of expenses to average net assets (with offsets)	0.90%[15]	0.87%[11]	0.88%[12,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.90%[15]	0.87%[11]	0.87%[12,15]
Ratio of net investment income to average net assets[2]	0.80%[15]	0.78%[11]	1.51%[12,15]
Portfolio turnover	70%	153%	118%
Net assets at end of period (000’s omitted)	$980	$103	$11

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal year ended
	months ended
	August 31, 2014	February 28,	February 28,	February 29,	February 28,	February 28,
Institutional Class	(unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.17	$12.66	$11.22	$11.95	$9.30	$6.09
Income from Investment Operations:
Net investment income	0.06 [1]	0.12 [1,9]	0.14 [1,10]	0.09	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.86 [1]	2.99 [1]	1.42 [1]	(0.32)	2.78	3.20
Total from investment operations	0.92	3.11	1.56	(0.23)	2.84	3.27
Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.12)	(0.07)	(0.07)	(0.06)
Net realized gain on investments	—	(1.48)	—	(0.43)	(0.12)	—
Total distributions to shareholders	—	(1.60)	(0.12)	(0.50)	(0.19)	(0.06)
Net Asset Value, End of Period	$15.09	$14.17	$12.66	$11.22	$11.95	$9.30
Total Return[2]	6.49%[14]	24.69%	14.00%	(1.49)%	30.63%[8]	53.75%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.68%[15]	0.82%[11]	0.85%[12]	0.84%[13]	0.92%	0.95%
Ratio of expenses to average net assets (with offsets)	0.80%[15]	0.83%[11]	0.87%[12]	0.86%	0.98%	0.98%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.80%[15]	0.83%[11]	0.87%[12]	0.88%	0.95%	0.99%
Ratio of net investment income to average net assets[2]	0.78%[15]	0.83%[11]	1.19%[12]	0.95%	0.57%	0.90%
Portfolio turnover	70%	153%	118%	114%	148%	171%
Net assets at end of period (000’s omitted)	$644,850	$571,910	$318,083	$269,162	$115,866	$91,640

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commenced operations on December 1, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for the Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[7]	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.10 and $0.11 for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.00 and $0.10 for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[14]	Not annualized.
[15]	Annualized.

Notes to Financial Statements (unaudited)

August 31, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) (formerly Systematic Value Fund) and AMG Systematic Mid Cap Value Fund (“Mid Cap”) (formerly Systematic Mid Cap Value Fund), each a “Fund” and collectively the “Funds.”

Large Cap offers two classes of shares: Investor and Institutional. Mid Cap offers three classes of shares: Investor, Service and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a” trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to

Notes to Financial Statements (continued)

the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSE

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended August 31, 2014, the amount by which the Funds’ expenses were reduced and the impact on the annualized expense ratios, if any, were as follows: Large Cap - $16,760 or 0.06% and Mid Cap - $401,189 or 0.12%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2014, overdraft fees for Large Cap and Mid Cap equaled $103 and $46, respectively.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales and REITs. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of February 28, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of August 31, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended February 28, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended August 31, 2014 (unaudited) and the fiscal year ended February 28, 2014, the capital stock transactions by class for Large Cap and Mid Cap were:

	Large Cap				Mid Cap
	August 31, 2014		February 28, 2014		August 31, 2014		February 28, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	140,913	$1,799,187	386,125	$4,765,154	3,243,093	$46,993,681	1,596,014	$22,210,368
Reinvestment of distributions	—	—	237,955	2,891,149	—	—	341,219	4,763,419
Cost of shares repurchased	(216,545)	(2,774,062)	(1,552,701)	(18,693,669)	(718,190)	(10,478,499)	(809,497)	(11,110,490)

Net increase (decrease)	(75,632)	$(974,875)	(928,621)	$(11,037,366)	2,524,903	$36,515,182	1,127,736	$15,863,297

Service Class:
Proceeds from sale of shares	n\a	n\a	n\a	n\a	61,241	$903,175	6,275	$85,968
Reinvestment of distributions	n\a	n\a	n\a	n\a	—	—	317	4,427
Cost of shares repurchased	n\a	n\a	n\a	n\a	(3,499)	(51,499)	(208)	(3,101)

Net increase	n\a	n\a	n\a	n\a	57,742	$851,676	6,384	$87,294

Institutional Class:
Proceeds from sale of shares	204,191	$2,599,707	394,262	$4,753,646	7,635,031	$110,570,853	21,399,224	$305,578,691
Reinvestment of distributions	—	—	337,760	4,103,786	—	—	4,063,991	56,936,518
Cost of shares repurchased	(498,166)	(6,310,197)	(1,721,648)	(20,528,203)	(5,261,789)	(76,326,790)	(10,232,503)	(143,039,531)

Net increase (decrease)	(293,975)	$(3,710,490)	(989,626)	$(11,670,771)	2,373,242	$34,244,063	15,230,712	$219,475,678

At August 31, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one collectively owns 48%; Mid Cap – two collectively own 75%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s

Notes to Financial Statements (continued)

custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At August 31, 2014, the market value of repurchase agreements outstanding for Large Cap and Mid Cap was $14,412 and $1,221,275, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended August 31, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.70%
Mid Cap	0.75%

The Investment Manager has contractually agreed, through at least July 1, 2015, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to the annual rate of 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the AMG Funds’ Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that

Fund’s contractual expense limitation amount. For the six months ended August 31, 2014, Large Cap’s components of reimbursement available are detailed in the following chart:

Large Cap
Reimbursement Available—2/28/14	$158,888
Additional Reimbursements	17,669
Repayments	—
Expired Reimbursements	(9,992)

Reimbursement Available—8/31/14	$166,565

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may

Notes to Financial Statements (continued)

make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Mid Cap Service Class, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred financial intermediary’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended August 31, 2014, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Incurred
Mid Cap
Service Class	0.10%	0.10%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended August 31, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap borrowed $1,634,127 for two days paying interest of $51 and Mid Cap borrowed $3,026,248 for one day paying interest of $49. The interest amount is included in the Statement of Operations as miscellaneous expense. At August 31, 2014, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended August 31, 2014, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap	$20,404,435	$24,601,313
Mid Cap	540,184,947	467,468,751

The Funds had no purchases or sales of U.S. Government obligations during the six months ended August 31, 2014.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At August 31, 2014, the value of the securities loaned and cash collateral received were as follows:

Fund	Securities Loaned	Cash Collateral Received
Large Cap	$13,584	$14,412
Mid Cap	1,194,754	1,221,275

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of August 31, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund		Financial Instruments	Cash Collateral Received	Net Amount
Large Cap
J.P. Morgan Securities LLC	$14,412	$14,412	—	—

Total	$14,412	$14,412	—	—

Mid Cap
Citigroup Global Markets, Inc.	$221,275	$221,275	—	—
Goldman Sachs & Co.	1,000,000	1,000,000	—	—

Total	$1,221,275	$1,221,275	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of AMG Systematic Large Cap Value Fund (formerly Systematic Value Fund) and AMG Systematic Mid Cap Value Fund (formerly Systematic Mid Cap Value Fund) (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Systematic Large Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above, below, above and above, respectively, the median performance for the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees also noted that the Fund ranked in the top quintile relative to the Peer Group for the 1-year period, which has helped to improve the Fund’s intermediate-term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2014 and for the period from the Fund’s inception on December 21, 2006 through March 31, 2014 was below, below, below and above, respectively, the median performance for the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Board also noted the Fund’s strong relative performance over the longer-term. The Trustees also noted that the Fund ranked in the top quartile relative to its Peer Group for the period from the Fund’s inception through March 31, 2014. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Systematic Large Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both lower than the average for the Fund’s

Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees noted that the Investment Manager previously reduced the Fund’s expense limitation in 2011. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87%. The Trustees noted that the Investment Manager previously reduced the Fund’s expense limitation in 2011. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform the Investment Manager’s duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform the Subadvisor’s duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh &Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	October 30, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	October 30, 2014